INCOME TAXES (Details) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	CAD (4,190,955)	CAD (633,466)
Expected income tax (recovery) at statutory tax rates	(1,669,000)	(215,000)
Change in statutory, foreign tax, foreign exchange rates and other	(181,000)
Permanent differences	496,000	186,000
Valuation allowance	1,354,000	29,000
Income tax recovery